Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Schedule of components of income tax expenses (benefit)

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

Schedule of reconciliation of income taxes calculated at the Canadian enacted statutory rate to the provision for income taxes in the consolidated statements of operations
	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)